RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Investment Gain (Details) - EBP 006 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Investment Gain from Plan’s Interest in Commingled Trust per the Financial Statements	$ 108,477
Plan's Interest in Commingled Trust
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Investment Gain from Plan’s Interest in Commingled Trust per the Financial Statements	108,477
Impact of Reflecting Fully Benefit-Responsive Investment Contracts at Fair Value	3,613
Net Investment Gain from Plan’s Interest in Commingled Trust per the Form 5500	$ 112,090